Subsequent Events (Details) - USD ($)												1 Months Ended			12 Months Ended
	Dec. 18, 2025	Dec. 17, 2025	Dec. 08, 2025	Dec. 05, 2025	Nov. 07, 2025	Oct. 25, 2025	Jul. 08, 2025	Apr. 22, 2025	Feb. 17, 2025	Dec. 10, 2024	Oct. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Apr. 30, 2025	Sep. 30, 2023
Subsequent Events [Line Items]
Net proceeds											$ 15,032,581				$ 7,772,140
Forecast [Member]
Subsequent Events [Line Items]
Net proceeds	$ 4,800,000	$ 4,800,000
Aggregate purchase price			$ 100,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued							6,117,316	2,030,460	15,613,272	119,697		348,318	6,117,316	674,954
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued					4,200,000	5,000,000
Global Mofy HK [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interests				0.31875%
Eaglepoint AI Inc [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interests			51.00%
Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares issued				15,000,000